RESTRICTED NET ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accumulated losses	$ (268,906)	$ (826,892)
CHINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted net assets	22,879,785	11,353,962
Accumulated losses	17,228,887	16,976,571
Consolidated net assets	$ 22,879,785	$ 11,353,962
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of statutory surplus reserve after tax net income	50.00%